Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details Narrative)	Jul. 04, 2023
U E G Araucaria Loan Agreement [Member] | CDI [Member]
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	1.40%